Variable Interest Entity (Details) - Schedule of consolidated financial statements - Variable Interest Entity [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 1,477,065	$ 373,875
Accounts receivable, net	216,572	5,497,446
Prepayments	575,913	860,007
Other receivables	1,350,331	2,275,695
Loans receivable	3,410,833
Amount due from related parties		1,038,322
Total current assets	7,030,714	10,045,345
NON-CURRENT ASSET
Property and equipment, net	9,980,931	12,306,603
Deferred tax assets	10	10
Deposits	595,149
Goodwill
Total non-current asset	10,576,090	12,306,613
Total assets	17,606,804	22,351,958
CURRENT LIABILITIES:
Short-term bank borrowings	1,647,679	996,169
Accounts payable	803,784	894,105
Other payables and accrued liabilities	1,631,610	5,227,416
Amount due to related parties		1,256,625
Tax payable	1,859,485	370,459
Current maturities of long-term bank borrowings
Current portion of capital lease and financing obligations		5,288,546
Current maturities of loans from other financial institutions
Total current liabilities	5,942,558	14,033,320
NON-CURRENT LIABILITIES
Long-term bank borrowings
Long-term loans from other financial institutions
Long-term portion of capital lease and financing obligations	2,351,104	2,266,623
Total non-current liabilities	2,351,104	2,266,623
Total liabilities	8,293,662	16,299,943
SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 19,134,277 and 12,354,040 shares issued and outstanding as of December 31, 2021 and 2020, respectively*	1,454,440
Share subscription receivables
Additional paid-in capital	383,721	2,033,236
Statutory reserves	468,522	452,712
Other reserves	325,456	298,759
Retained earnings	6,236,232	3,493,938
Accumulated other comprehensive (loss) income	444,771	(226,630)
Total shareholders’ equity	9,313,142	6,052,015
Total liabilities and shareholders’ equity	17,606,804	22,351,958
Revenue
Net income
Net cash flows from operating activities
Net cash flows from investing activities
Net cash flows from financing activities